Victory Portfolios III

Victory Tax Exempt Money Market Fund

(the “Fund”)

Supplement dated September 30, 2026

to the Summary Prospectus and Prospectus dated July 1, 2026

Effective October 1, 2026, Cody Perkins will retire as a portfolio manager of the Fund.

Accordingly, the reference to Mr. Perkins in the table under the heading “Portfolio Management” in the Summary Prospectus is hereby deleted.

The disclosure referencing Mr. Perkins under the subsection Portfolio Management of the section titled “Organization and Management of the Fund” found on page 37 of the Prospectus is hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34291-00-0926